Annual Report
December 31, 2003




Touchstone Variable Series Trust

- Touchstone Balanced
- Touchstone Baron Small Cap
- Touchstone Core Bond
- Touchstone Eagle Capital Appreciation
- Touchstone Emerging Growth
- Touchstone Enhanced Dividend 30
- Touchstone Growth & Income
- Touchstone High Yield
- Touchstone Money Market
- Touchstone Third Avenue Value
- Touchstone Value Plus


TOUCHSTONE
----------------------------------------------
                                          GOLD
                                      VARIABLE
                                       ANNUITY


This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Baron Small Cap, Touchstone Emerging Growth, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Money Market, . The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government, Putnam VT International Equity and Scudder VIT Equity 500 Index.

Separate Account 1 of Western-Southern Life Assurance Company holds assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call Touchstone at 800.669.2796 (press 2). Touchstone Gold Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,* Cincinnati, Ohio. Western- Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group.

* A registered broker-dealer and member of the NASD and SIPC

Underwriter
-----------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202


Distributor
-----------
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)






[LOGO] TOUCHSTONE
       INVESTMENTS

[LOGO] Retire on Your Terms
       Variable Annuities



7141-AN-0402

Annual Report
December 31, 2003



Touchstone Variable Series Trust

- Touchstone Balanced
- Touchstone Core Bond
- Touchstone Emerging Growth
- Touchstone Enhanced Dividend 30
- Touchstone Growth & Income
- Touchstone High Yield
- Touchstone Money Market
- Touchstone Third Avenue Value
- Touchstone Value Plus


TOUCHSTONE
----------------------------------------------
                                        SELECT
                                      VARIABLE
                                       ANNUITY


This is one part of a two-part annual report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Balanced, Touchstone Core Bond, Touchstone Emerging Growth, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Money Market, Touchstone Third Avenue Value and Touchstone Value Plus. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long- Term U.S. Government, Putnam VT International Equity and Scudder VIT Equity 500 Index.

Separate Account 1 of Western-Southern Life Assurance Company holds assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call Touchstone at 800.669.2796 (press 2). Touchstone Select Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,* Cincinnati, Ohio. Western- Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group.

* A registered broker-dealer and member of the NASD and SIPC

Underwriter
-----------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor
-----------
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)



[LOGO] TOUCHSTONE
       INVESTMENTS

[LOGO] Retire on Your Terms
       Variable Annuities



7143-AN-0402

Annual Report
December 31, 2003


- AIM V.I. Growth
- AIM V.I. Government Securities
- Alger American Small Capitalization
- Alger American Growth
- MFS VIT Emerging Growth
- MFS VIT Investors Trust
- PIMCO VIT Long-Term U.S. Government
- Putnam VT International Equity
- Scudder VIT Equity 500 Index



TOUCHSTONE
----------------------------------------------
                                      VARIABLE
                                     ANNUITIES



 This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds: AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government, Putnam VT International Equity and Scudder VIT Equity 500 Index. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Balanced, Touchstone Baron Small Cap, Touchstone Core Bond, Touchstone Eagle Capital Appreciation, Touchstone Emerging Growth, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Money Market, Touchstone Third Avenue Value and Touchstone Value Plus.

Separate Accounts 1 and 2 of Western-Southern Life Assurance Company hold assets allocated to their sub-accounts by the owners of the variable annuity contracts. The assets of these subaccounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. For a prospectus containing complete information about this investment, please contact your financial professional, or call Touchstone at 800.669.2796 (press 2). Touchstone Gold, Touchstone Advisor and Touchstone Select Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,* Cincinnati, Ohio. Western-Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group.

* A registered broker-dealer and member of the NASD and SIPC

Underwriter
-----------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor
-----------
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)



[LOGO] TOUCHSTONE
       INVESTMENTS

[LOGO] Retire on Your Terms
       Variable Annuities




7460-AN-0402

The most recent semi-annual or annual reports of the following investment companies are made a part hereof and incorporated herein.


         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Growth Fund, Series I Shares
            AIM V.I. Government Securities Fund, Series I Shares

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio - Class O
            Alger American Small Capitalization Portfolio - Class O

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series, Initial Class
            MFS Investors Trust Series, Initial Class

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Portfolio-Administrative Class

        Putnam Variable Trust (File No. 811-5346)
            Putnam VT International Equity Fund - Class IB

         Scudder Investments VIT Funds (File No. 811-7507)
            Scudder VIT Equity 500 Index Fund - Class A

        Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone International Equity Fund
            Touchstone Baron Small Cap Fund
            Touchstone Emerging Growth Fund
            Touchstone Third Avenue Value Fund
            Touchstone Eagle Capital Appreciation Fund
            Touchstone Enhanced 30 Fund
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Balanced Fund
            Touchstone High Yield Fund
            Touchstone Core Bond Fund
            Touchstone Money Market Fund